Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income	Retained earnings
Beginning Balances at Dec. 31, 2021	$ 1,781,254	$ 300,000	$ 595	$ (158,459)	$ 428,945	$ 9,750	$ 1,200,423
Beginning Balances (in shares) at Dec. 31, 2021		12,000	59,503,710	(10,671,855)
Exercise of share options	3,906		$ 1		3,905
Exercise of share options (in shares)			143,975
Purchase of treasury shares	$ (36,409)			$ (36,409)
Purchase of treasury shares (in shares)	(957,689)			(957,689)
Share-based compensation expense	$ 1,727				1,727
Preferred shares dividends declared	(4,969)
Dividends declared to common shareholders	(12,054)						(12,054)
Net income	77,674						77,674
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	59,380					59,380
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	3,291					3,291
Foreign currency translation adjustments	(56)					(56)
Income tax benefit (expense) related to items of other comprehensive income (loss)	(567)					(567)
Total comprehensive income (loss)	62,048
Ending Balances at Mar. 31, 2022	1,873,177	$ 300,000	$ 596	$ (194,868)	434,577	71,798	1,261,074
Ending Balances (in shares) at Mar. 31, 2022		12,000	59,647,685	(11,629,544)
Beginning Balances at Dec. 31, 2022	1,996,289	$ 300,000	$ 599	$ (337,551)	442,154	147,350	1,443,737
Beginning Balances (in shares) at Dec. 31, 2022		12,000	59,943,282	(16,308,627)
Exercise of share options	337		$ 1		336
Exercise of share options (in shares)			26,870
Purchase of treasury shares	$ (41,659)			$ (41,659)
Purchase of treasury shares (in shares)	(1,266,182)			(1,266,182)
Share-based compensation expense	$ 2,261				2,261
Preferred shares dividends declared	(4,969)						(4,969)
Dividends declared to common shareholders	(12,865)						12,865
Net income	58,595						58,595
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	(13,584)					(13,584)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(16,394)					(16,394)
Foreign currency translation adjustments	66					66
Income tax benefit (expense) related to items of other comprehensive income (loss)	299					299
Total comprehensive income (loss)	(29,613)
Ending Balances at Mar. 31, 2023	$ 1,968,376	$ 300,000	$ 600	$ (379,210)	$ 444,751	$ 117,737	$ 1,484,498
Ending Balances (in shares) at Mar. 31, 2023		12,000	59,970,152	(17,574,809)